Share-Based Payments (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 18, 2020	Oct. 18, 2019	Feb. 24, 2017	Feb. 18, 2016	Dec. 17, 2014	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-Based Payments (Details) [Line Items]
Warrants, description								120,891,157 common shares valued at $12,125 upon the issuance of 120,891,157 units of one common share and one share purchase warrant for $0.10 (SEK 0.85) per unit.	9,330,000 common shares and 3,996,864 warrants in exchange for $1,092 in cash in settlement of the Financing Facility dated February 23, 2020; the fair value of the common shares of $2,504 was recorded in equity and the $625 fair value of the warrants was recorded as a derivative liability which was adjusted to market at the end of every period and as at June 30, 2021 the fair value of the warrants is $95;
Exercise price (in Dollars per share)										$ 0.2	$ 0.18	$ 0.08
General and administrative expense						$ 2,497	$ 1,281	$ 3,521	$ 2,292	$ 4,101	$ 3,870
Intrinsic value of warrants outstanding										$ 0	$ 0
weighted average share price (in Dollars per share)											$ 0.35
Intrinsic value per share (in Dollars per share)											0.27
Weighted average grant date fair value of warrants (in Dollars per share)										$ 0.12	$ 0.2
Fair value of warrants vested										$ 616	$ 333
Total charge to profit or loss						518	$ 196	628	$ 392
Total compensation cost						$ 254		$ 254
Warrants outstanding						8 years 10 months 24 days		8 years 10 months 24 days		9 years 3 months 18 days
Warrant Plan [Member]
Share-Based Payments (Details) [Line Items]
Option to purchase common shares (in Shares)	3,389,550
Warrants, description	Warrants were granted with monthly vesting over 36 months until September 1, 2022 respectively October 1, 2023 provided they remain within the Group’s employment. Vested warrants are exercisable over a fixed period of time from grant date up to and including September 30, 2032 respectively October 31, 2033.
Warrant plan #6 [Member]
Share-Based Payments (Details) [Line Items]
Option to purchase common shares (in Shares)		5,638,199
Warrants, description		Warrants were granted with monthly vesting over 36 months until September 1, 2022 provided they remain within the Group’s employment. Vested warrants are exercisable over a fixed period of time from grant date up to and including September 30, 2032.
Additional Executive Plan [Member]
Share-Based Payments (Details) [Line Items]
Warrants payable (in Shares)										4,313,602
Expected life										120 months
Executive Management [Member]
Share-Based Payments (Details) [Line Items]
Dividend yield										0.00%
Warrant Plan Two [Member]
Share-Based Payments (Details) [Line Items]
Option to purchase common shares (in Shares)			696,220
Warrants, description			Warrants were granted with either immediate vesting, or monthly vesting over 36 months until July 1, 2019 provided the recipient remains within the Group’s employment. Vested warrants are exercisable over a fixed period of time from grant date up to and including July 1, 2021.Warrant plan #4On February 18, 2016, the Board of Directors approved an equity-settled stock option plan, which provides key management personnel with the option to purchase 633,780 common shares of the Company at market price on the date of grant. Warrants were granted with monthly vesting over 36 months from July 1, 2016 until July 1, 2019, provided the recipient remains within the Group’s employment. Vested warrants are exercisable over a fixed period of time from grant date up to and including July 1, 2021.
Warrant plan #4 [Member]
Share-Based Payments (Details) [Line Items]
Option to purchase common shares (in Shares)				633,780
Warrants, description				Warrants were granted with monthly vesting over 36 months from July 1, 2016 until July 1, 2019, provided the recipient remains within the Group’s employment. Vested warrants are exercisable over a fixed period of time from grant date up to and including July 1, 2021.
Warrant plan #3 [Member]
Share-Based Payments (Details) [Line Items]
Option to purchase common shares (in Shares)					570,000
Warrants, description					Warrants were granted with 50% immediately vesting upon grant, 25% vesting on December 17, 2015 and 25% vesting on July 3, 2016, provided the recipient remains within the Group’s employment.
Sharebased Payment Warrant Plan [Member]
Share-Based Payments (Details) [Line Items]
Profit or loss										$ 616	333
General and administrative expense										616	333
Unrecognized compensation cost										$ 939	$ 510
Expected to realized over a period										2 years 8 months 12 days
Expected to realized over a period											2 years 8 months 12 days
Minimum [Member]
Share-Based Payments (Details) [Line Items]
Expected life										10 years	10 years
Exercise price for warrants outstanding (in Dollars per share)										$ 0.09	$ 0.08
Warrants exercise price (in Dollars per share)								$ 0.08	$ 0.09
Minimum [Member] | Additional Executive Plan [Member]
Share-Based Payments (Details) [Line Items]
Expected volatility rate										70.00%
Risk free interest rate										0.32%
Exercise price (in Dollars per share)										$ 0.15
Maximum [Member]
Share-Based Payments (Details) [Line Items]
Expected life										11 years	12 years
Exercise price for warrants outstanding (in Dollars per share)										$ 0.3	$ 0.24
Warrants exercise price (in Dollars per share)								$ 0.28	$ 0.3
Maximum [Member] | Additional Executive Plan [Member]
Share-Based Payments (Details) [Line Items]
Expected volatility rate										80.60%
Risk free interest rate										0.45%
Exercise price (in Dollars per share)										$ 0.3